American Century Target Maturities Trust

PROSPECTUS SUPPLEMENT

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TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated November 17, 2008 * Prospectus dated February 1, 2008

EFFECTIVE NOVEMBER 10, 2008, THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM
SECTION ON PAGE 15 OF THE PROSPECTUS:

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions. The funds' lead portfolio managers are responsible for security selection and portfolio construction for the funds within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

ROBERT V. GAHAGAN (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM
REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since December 2001. He joined
American Century in February 1983 and became a portfolio manager in January
1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

BRIAN HOWELL (LEAD PORTFOLIO MANAGER)

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since November 2008. He joined American Century
Investments in 1987 and became a portfolio manager in 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

JAMES E. PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since November 2008. He joined American Century
Investments in 2003 as a portfolio manager. Mr. Platz received a bachelor's degree in history and political economies of industrial societies from the
University of California, Berkeley and an MBA from the University of Southern
California. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63666 0811

American Century Target Maturities Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated November 17, 2008 * Statement of Additional  Information  dated
February 1, 2008

THE FOLLOWING REPLACE THE ENTRIES FOR SETH B. PLUNKETT IN THE OTHER ACCOUNTS
MANAGED TABLES ON PAGES 24 AND 25 OF THE STATEMENT OF ADDITIONAL INFORMATION.
THIS INFORMATION IS PROVIDED AS OF NOVEMBER 13, 2008.

                                                                OTHER
                             REGISTERED                         ACCOUNTS
                             INVESTMENT      OTHER              (E.G.,
                             COMPANIES       POOLED             SEPARATE
                             (E.G., OTHER    INVESTMENT         ACCOUNTS AND
                             AMERICAN        VEHICLES (E.G.,    CORPORATE
                             CENTURY         COMMINGLED         ACCOUNTS,
                             FUNDS AND       TRUSTS AND         INCLUDING
                             AMERICAN        529                INCUBATION
                             CENTURY -       EDUCATION          STRATEGIES AND
                             SUBADVISED      SAVINGS            CORPORATE
                             FUNDS)          PLANS)             MONEY)
--------------------------------------------------------------------------------
Target 2010 Fund
--------------------------------------------------------------------------------
Brian     Number of Other    16              1                  0
Howell    Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,205,542,163  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
James     Number of Other    16              1                  0
E. Platz  Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,205,542,163  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
Target 2015 Fund
--------------------------------------------------------------------------------
Brian     Number of Other    16              1                  0
Howell    Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,169,755,718  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
James     Number of Other    16              1                  0
E. Platz  Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,169,755,718  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
Target 2020 Fund
--------------------------------------------------------------------------------
Brian     Number of Other    16              1                  0
Howell    Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,303,321,311  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
James     Number of Other    16              1                  0
E. Platz  Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,303,321,311  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
Target 2025 Fund
--------------------------------------------------------------------------------
Brian     Number of Other    16              1                  0
Howell    Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,274,129,386  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------
James     Number of Other    16              1                  0
E. Platz  Accounts Managed
          ----------------------------------------------------------------------
          Assets in Other    $7,274,129,386  $32,350,824        N/A
          Accounts Managed
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES SECTION ON PAGE 27 OF THE
STATEMENT OF ADDITIONAL INFORMATION:

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds' portfolio managers as of September 30, 2007.

OWNERSHIP OF SECURITIES(1)
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Target 2010 Fund
          Brian Howell(2)           A
--------------------------------------------------------------------------------
          James E. Platz(2)         C
--------------------------------------------------------------------------------
          Robert V. Gahagan         A
--------------------------------------------------------------------------------
Target 2015 Fund
          Brian Howell(2)           A
--------------------------------------------------------------------------------
          James E. Platz(2)         A
--------------------------------------------------------------------------------
          Robert V. Gahagan         A
--------------------------------------------------------------------------------
Target 2020 Fund
          Brian Howell(2)           A
--------------------------------------------------------------------------------
          James E. Platz(2)         A
--------------------------------------------------------------------------------
          Robert V. Gahagan         A
--------------------------------------------------------------------------------
Target 2025 Fund
          Brian Howell(2)           A
--------------------------------------------------------------------------------
          James E. Platz(2)         A
--------------------------------------------------------------------------------
          Robert V. Gahagan         A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  THESE PORTFOLIO MANAGERS SERVE ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND ARE NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

(2)  THIS INFORMATION IS PROVIDED AS OF NOVEMBER 13, 2008.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63667 0811